Other Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Income [Abstract]
Schedule of Other Income [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Income from credit default insurance	$22,453	$—	$—
Other Income	145	272	85

Total	$22,598	$272	$85